Document And Entity Information	Aug. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Laird Superfood, Inc.
Entity Central Index Key	0001650696
Entity Emerging Growth Company	true
Securities Act File Number	1-39537
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1589788
Entity Address, Address Line One	5303 Spine Road
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	541
Local Phone Number	588-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	LSF
Security Exchange Name	NYSEAMER